Defined Benefit Plans - Summary of Expected Guaranteed Premiums and Management Fees Net Defined Benefit Liability Asset (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	€ 9
Remeasurements of the defined benefit obligations:
End Balance	28	€ 9
Aegon Ltd. [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	5
Remeasurements of the defined benefit obligations:
Transfer from AEN		53
End Balance	16	5
Aegon Ltd. [member] | Present value of the expected guaranteed premiums and management fees [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	44
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in financial assumptions	(9)	5
Benefits paid	(2)	(1)
Transfer from AEN		40
End Balance	€ 33	€ 44